Derivative Instruments (Change In Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income Derivative Asset
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ 6,811	$ (10,148)	$ 1,921
Other Income Derivative Liability
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ (6,811)	$ 10,148	$ (1,921)